Share Capital - Schedule of Company’s Ordinary Shares Outstanding (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Company’s Ordinary Shares Outstanding [Abstract]
At January 1	[1]	7,565,099	6,854,284
Warrant exercised (Refer to Note 22)	[1]	2,218,750	38,025
Warrant issued	[1]	2,142,858
New share issuance	[1]	122,382
Convertible preference share liabilities exercised (Note 3)	[1],[2]	7,032,012	560,000
Restricted share units issuance (Note 2)	[1],[3]	68,992	100,090
Additional paid in capital	[1]	11,761	12,700
Reverse stock split adjustment	[1]	(101)
Treasury shares purchased (Note 4)	[1],[4]	(1,103,618)
At December 31	[1]	18,058,135	7,565,099

[1]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[2]	As of December 31, 2024, all outstanding convertible preference shares have been fully converted into ordinary shares. By that date and subsequently, the majority of the outstanding warrants have also been exercised and converted.
[3]	The restricted share units distributed in 2023 related to: 1) granted vested equity compensation to directors and officers pertaining to award year July 2022 to July 2023; 2) sign on equity bonus and vested equity compensation for select employees.
[4]	During the year ended December 31, 2024, 1,103,618 shares were repurchased at a weighted average purchase price of $3.29 per share, for a total consideration of $3,626,488. Repurchased shares have been recorded as treasury shares and will be held until the Company’s Board of Directors designates them for retirement or used for other purposes.